UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 9.0% (6.1% of Total Investments)

$1,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National	No Opt. Call	AAA	$ 1,388,375
	Tennis Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	3,321,510
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	6,941,545
	Series 1998, 5.000%, 7/01/21 - MBIA Insured

3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/09 at 101.00	AAA	3,717,735
	America, Series 1999, 5.000%, 7/01/22 - MBIA Insured

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Upstate Community Colleges, Series	7/10 at 101.00	AAA	2,240,960
	2000A, 5.750%, 7/01/29 - FSA Insured

1,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2000,	7/10 at 101.00	AAA	1,420,825
	6.000%, 7/01/29 - MBIA Insured

1,200	Dormitory Authority of the State of New York, Insured Revenue Bonds, Cooper Union, Series 1999,	7/09 at 101.00	AAA	1,368,900
	6.250%, 7/01/29 - MBIA Insured

2,945	Dormitory Authority of the State of New York, Fourth General Resolution Consolidated Revenue Bonds,	7/10 at 100.00	AAA	3,171,853
	City University System, Series 2000A, 5.125%, 7/01/21 - FGIC Insured

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series	7/11 at 100.00	AAA	2,154,260
	2001, 5.000%, 7/01/18 - AMBAC Insured

	Healthcare - 23.8% (16.0% of Total Investments)

2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	2,125,380
	1999A, 5.125%, 2/15/14 - AMBAC Insured

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
3,150	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,399,102
2,100	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	2,258,550

3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside	2/08 at 101.50	AAA	3,286,546
	Hospital, Series 1998, 5.000%, 2/15/25 - MBIA Insured

7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	7,119,436
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

5,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/08 at 102.00	AAA	5,356,100
	Highland Hospital of Rochester, Series 1997A, 5.400%, 8/01/27 - MBIA Insured

3,280	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated	11/08 at 101.00	AAA	3,393,324
	Group, Series 1998, 5.000%, 11/01/23 - MBIA Insured

2,075	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,137,063
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

4,130	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,609,741
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	6,368,820
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
935	5.250%, 8/01/19 - AMBAC Insured	8/09 at 101.00	AAA	994,662
4,000	5.500%, 8/01/38 - AMBAC Insured	8/09 at 101.00	AAA	4,199,000

8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,795,920
	Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 - MBIA Insured

1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of	7/09 at 101.00	AAA	1,650,555
	Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series	7/09 at 101.00	AAA	3,249,030
	1999A, 5.750%, 7/01/19 - AMBAC Insured

8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	9,105,212
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

	Housing/Multifamily - 1.7% (1.2% of Total Investments)

	New York State Housing Finance Agency, Housing Project Mortgage Revenue Refunding Bonds, Series
	1996A:
1,745	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	1,835,600
2,720	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	2,863,018

205	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds,	2/05 at 102.00	AAA	209,422
	Series 1994B, 6.250%, 8/15/14 - AMBAC Insured

	Housing/Single Family - 0.3% (0.2% of Total Investments)

840	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Fourth Series 2000, 5.875%,	7/10 at 100.00	AAA	897,624
	10/01/15 (Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 1.5% (1.0% of Total Investments)

3,000	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/07 at 102.00	AAA	3,048,660
	Bonds, Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

1,185	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's	8/07 at 102.00	AAA	1,291,686
	Meadows Project, Series 1997A, 5.750%, 8/01/37 - MBIA Insured

	Tax Obligation/General - 14.5% (9.8% of Total Investments)

	Erie County, New York, General Obligation Bonds, Series 2003A:
1,000	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,111,090
1,200	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,325,616
1,300	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,431,261
1,400	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,537,214

635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	716,909

	Germantown Central School District, Columbia County, New York, Series 1999:
700	5.400%, 6/15/17 - FGIC Insured	6/08 at 101.00	Aaa	769,769
700	5.400%, 6/15/18 - FGIC Insured	6/08 at 101.00	Aaa	769,769

2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 - MBIA Insured	1/11 at 101.00	Aaa	2,224,620

700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series 2000,	8/09 at 101.00	Aaa	786,653
	5.600%, 8/01/18 - MBIA Insured

	Monticello Central School District, Sullivan County, New York, General Obligation Bonds, Series
	2000:
1,905	6.000%, 6/15/18 - FGIC Insured	6/09 at 101.00	AAA	2,171,624
2,000	6.000%, 6/15/19 - FGIC Insured	6/09 at 101.00	AAA	2,279,920
2,165	6.000%, 6/15/20 - FGIC Insured	6/09 at 101.00	AAA	2,468,013

	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
2,005	5.250%, 6/01/22 - AMBAC Insured	6/09 at 102.00	AAA	2,219,335
1,000	5.250%, 6/01/23 - AMBAC Insured	6/09 at 102.00	AAA	1,095,210

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	5,429,850
	Insured

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA	No Opt. Call	AAA	5,612,900
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,400	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,551,354
2,600	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	2,882,698

1,165	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B,	3/08 at 101.00	Aaa	1,220,501
	4.750%, 3/01/18 - FGIC Insured

	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	554,500
500	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	554,500

255	Port Jervis, Orange County, New York, General Obligation Bonds, Water Improvements, Series 1999,	3/09 at 101.00	Aaa	282,219
	5.625%, 3/15/24 - FGIC Insured

2,240	Suffolk County, New York, General Obligation Bonds, Series 2004B, 5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	2,478,739

	Tax Obligation/Limited - 43.8% (29.3% of Total Investments)

	Erie County Industrial Development Authority, New York, School Facility Revenue Bonds, Buffalo City
	School District, Series 2003:
1,000	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,142,280
1,200	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,370,736

1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	1,463,789
	School District, Series 2004, 5.750%, 5/01/26 (DD, settling 1/03/05) - FSA Insured

2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	3,096,223
	5.500%, 7/01/18 - MBIA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
4,500	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	5,359,500
1,250	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	1,402,275
2,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	2,243,640
2,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	2,084,380
4,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	4,101,800

6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	6,485,520
	11/15/25 - FSA Insured

	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
2,115	5.000%, 11/15/18 - AMBAC Insured	No Opt. Call	AAA	2,288,811
1,305	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,356,169
1,305	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,350,310

4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H,	No Opt. Call	AAA	5,440,720
	5.250%, 11/15/13 - AMBAC Insured

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	2,190,560
	2003C, 5.250%, 8/01/20 - AMBAC Insured

2,510	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	2,647,222
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured

1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	1,809,599
	2003E, 5.250%, 2/01/22 - MBIA Insured

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	2,150,220
	2004C, 5.000%, 2/01/19 - XLCA Insured

1,500	Dormitory Authority of the State of New York, Wayne-Finger Lakes, Lease Revenue Bonds, Board of	8/14 at 100.00	AAA	1,580,145
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

5,000	Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds, Series 1999,	5/10 at 101.00	AAA	5,590,500
	5.750%, 5/15/30 - AMBAC Insured

1,000	Dormitory Authority of the State of New York, Nassau County, Revenue Bonds, Board of Cooperative	8/11 at 100.00	AAA	1,088,300
	Educational Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured

2,250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne	7/08 at 101.00	AAA	2,419,898
	Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2,	7/14 at 100.00	AAA	2,590,051
	5.000%, 7/01/20 - FGIC Insured

110	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	119,129
	Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

155	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	162,074
	Facilities, Series 1996B, 5.375%, 2/15/26 - MBIA Insured

1,505	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/11 at 100.00	AAA	1,679,595
	Improvements, Series 2001B, 5.500%, 8/15/19 - MBIA Insured

1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program - Anderson	7/09 at 101.00	AAA	1,508,478
	School, Series 1999E, Issue 2, 5.750%, 7/01/19 - AMBAC Insured

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District	7/09 at 101.00	AAA	2,251,460
	Program, Series 1999, 5.750%, 7/01/19 - MBIA Insured

1,670	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	1,879,735
	Improvements, Series 2000D, 5.875%, 2/15/16 - FSA Insured

2,265	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds,	4/07 at 100.00	AAA	2,313,041
	Riverbank State Park, Series 1996, 5.125%, 4/01/22 - AMBAC Insured

1,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	1,803,148
	4/01/20 - MBIA Insured

3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,396,510
	4/01/16 - FSA Insured

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,025,980
	2003A, 5.000%, 3/15/32 - FGIC Insured

4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	5,015,472
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
1,290	5.375%, 4/01/17 - AMBAC Insured	4/12 at 100.00	AAA	1,418,045
1,300	5.375%, 4/01/18 - AMBAC Insured	4/12 at 100.00	AAA	1,426,451
2,000	5.000%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	2,121,440

3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,817,590
	4/01/17 - FSA Insured

2,225	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	2,414,592
	2003A, 5.250%, 4/01/22 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
1,000	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,074,620
1,750	5.000%, 4/01/21 - MBIA Insured	4/14 at 100.00	AAA	1,872,220

3,790	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	4,266,782
	4/01/12 - AMBAC Insured

1,550	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%,	9/14 at 100.00	AAA	1,638,412
	3/15/24 - AMBAC Insured

650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	733,740
	7/01/35 - MBIA Insured

2,000	Puerto Rico Municipal Finance Agency, Series 1999A, 5.500%, 8/01/19 - FSA Insured	8/09 at 101.00	AAA	2,231,380

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	2,320,956
1,600	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,678,832
2,170	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	2,250,637

1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/10 at 102.00	Aaa	1,667,097
	Library, Series 1999A, 6.000%, 10/01/19 - MBIA Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	6,846,147
4,500	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	4,845,150

	Transportation - 12.5% (8.4% of Total Investments)

2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	2,248,620
	2002A, 5.500%, 11/15/19 - AMBAC Insured

2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	2,435,884
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	5,369,900
	Series 2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 100.00	AAA	5,353,685
	LLC, Sixth Series 1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
5,250	7.000%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured	1/05 at 100.00	AAA	5,341,875
11,500	6.000%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured	1/05 at 100.00	AAA	11,601,545

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	912,943
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,488,370

	U.S. Guaranteed *** - 25.1% (16.9% of Total Investments)

	Buffalo, New York, General Obligation Bonds, Series 1999D:
525	6.000%, 12/01/18 (Pre-refunded to 12/01/09) - FSA Insured	12/09 at 101.00	AAA	611,100
425	6.000%, 12/01/19 (Pre-refunded to 12/01/09) - FSA Insured	12/09 at 101.00	AAA	494,700

1,230	Buffalo, New York, General Obligation Bonds, Series 1999E, 6.000%, 12/01/18 (Pre-refunded to	12/09 at 101.00	AAA	1,431,720
	12/01/09) - FSA Insured

	Chittenango Central School District, Madison and Onondaga Counties, New York, General Obligation
	Bonds, Series 2000:
1,125	5.650%, 6/15/18 (Pre-refunded to 6/15/09) - FGIC Insured	6/09 at 101.00	AAA	1,280,734
1,185	5.650%, 6/15/19 (Pre-refunded to 6/15/09) - FGIC Insured	6/09 at 101.00	AAA	1,349,040

	East Rochester Union Free School District, Monroe County, New York, General Obligation Bonds,
	Series, 2000:
265	5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured	6/09 at 101.00	Aaa	302,794
200	5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured	6/09 at 101.00	Aaa	228,524
200	5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured	6/09 at 101.00	Aaa	228,524

500	Freeport, New York, General Obligation Bonds, Series 2000A, 6.000%, 4/01/18 (Pre-refunded to	4/10 at 101.00	Aaa	582,310
	4/01/10) - FGIC Insured

	Longwood Central School District, Suffolk County, New York, Series 2000:
1,410	5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,646,203
1,410	5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,646,203

2,210	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,	7/07 at 102.00	AAA	2,356,302
	5.000%, 7/01/20 - AMBAC Insured

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	5,727,573
7,600	4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	8,355,212

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%,	10/14 at 100.00	AAA	1,122,510
	4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
1,505	6.500%, 3/01/17 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	1,767,818
1,000	6.500%, 3/01/19 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	1,174,630
910	6.500%, 3/01/20 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	1,068,913

2,250	New York City, New York, General Obligation Bonds, Fiscal Series 1991A, 7.250%, 3/15/19	3/05 at 100.00	AAA	2,274,795
	(Pre-refunded to 3/15/05) - FSA Insured

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/07 at 101.00	AAA	1,093,600
	Bonds, Fiscal Series 1997B, 5.750%, 6/15/29 (Pre-refunded to 6/15/07) - FSA Insured

340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	398,636
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

3,025	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge	1/10 at 101.00	AAA	3,500,923
	and Tunnel Authority, Certificates of Participation, Series 2000A, 5.875%, 1/01/30 (Pre-refunded
	to 1/01/10) - AMBAC Insured

5,030	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	7/19 at 100.00	AAA	5,654,324
	History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

1,040	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,285,201
	County Issue, Series 1986, 7.375%, 7/01/16 - MBIA Insured

975	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/11 at 100.00	AAA	1,117,847
	Improvements, Series 2001B, 5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured

5,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	7/09 at 101.00	AAA	5,664,550
	City University System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2001A:
1,145	5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 100.00	AAA	1,306,124
1,210	5.500%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 100.00	AAA	1,380,271

4,000	Dormitory Authority of the State of New York, Fourth General Resolution Consolidated Revenue Bonds,	7/10 at 100.00	AAA	4,465,600
	City University System, Series 2000A, 5.125%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured

35	New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities	2/05 at 102.00	AAA	35,871
	Improvement Revenue Bonds, Series 1995A, 6.000%, 2/15/25 (Pre-refunded to 2/15/05) -
	MBIA Insured

5,915	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,710,331
	Facilities, Series 2002A, 5.125%, 5/15/20 (Pre-refunded to 5/15/12) - FGIC Insured

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26	7/10 at 100.00	AAA	1,136,040
	(Pre-refunded to 7/01/10) - MBIA Insured

350	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	406,154
	7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

	Suffolk County, New York, Public Improvement Bonds, Series 2000A:
1,130	5.750%, 5/01/17 (Pre-refunded to 5/01/10) - MBIA Insured	5/10 at 101.00	AAA	1,304,325
1,100	6.000%, 5/01/18 (Pre-refunded to 5/01/10) - MBIA Insured	5/10 at 101.00	AAA	1,282,644
610	6.000%, 5/01/19 (Pre-refunded to 5/01/10) - MBIA Insured	5/10 at 101.00	AAA	711,284
640	6.000%, 5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured	5/10 at 101.00	AAA	746,266

	Utilities - 10.5% (7.0% of Total Investments)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
9,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	9,664,290
3,000	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	3,301,260
1,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,067,750

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
2,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	2,574,775
2,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,660,975

2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	2,837,093
	5.000%, 9/01/16 - CIFG Insured

2,275	New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities Revenue	5/05 at 100.50	AAA	2,306,190
	Bonds, Brooklyn Union Gas Company, Series 1989B, 6.750%, 2/01/24 (Alternative Minimum Tax) -
	MBIA Insured

2,250	New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds, Brooklyn	1/05 at 101.50	AAA	2,288,498
	Union Gas Company, Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) - MBIA Insured

1,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	7/05 at 102.00	AAA	1,038,320
	York State Electric and Gas Corporation, Series 1987A, 6.150%, 7/01/26 (Alternative Minimum Tax) -
	MBIA Insured

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	2,195,940
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 (Alternative Minimum Tax) -
	MBIA Insured

	Water and Sewer - 6.0% (4.1% of Total Investments)

3,655	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1999,	7/09 at 101.00	AAA	4,097,730
	6.000%, 7/01/29 - FSA Insured

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	1,028,050
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

4,750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	5,160,733
	Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	2,112,300
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,918,942
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

2,750	Western Nassau County Water Authority, New York, System Revenue Bonds, Series 1995, 5.650%,	5/06 at 102.00	AAA	2,907,630
	5/01/26 - AMBAC Insured

$390,850	Total Long-Term Investments (cost $393,536,860) - 148.7%			425,188,933

	Other Assets Less Liabilities - 1.7%			4,688,625

	Preferred Shares, at Liquidation Value - (50.4)%			(144,000,000)

	Net Assets Applicable to Common Shares - 100%			$285,877,558

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(DD)	Security purchased on a delayed delivery basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At December 31, 2004, the cost of investments was $393,324,728.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$32,103,505
	Depreciation	(239,300)

	Net unrealized appreciation of investments	$31,864,205

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.